Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of provisions

	2024	2023
Reclamation obligations, opening balance	$447.1	$296.2
Reclamation obligations from the Acquisition (Note 8)	—	244.0
Dispositions (Note 9)	(89.2)	(129.9)
Revisions in estimates and obligations	74.2	29.9
Expenditures	(25.1)	(27.3)
Accretion expense (Note 25)	31.3	34.2
Reclamation obligations, closing balance	$438.3	$447.1
Litigation	25.4	10.5
Litigation from the Acquisition	—	34.6
Dispositions (Note 9)	(1.3)	(18.2)
Total provisions	$462.4	$474.0

Maturity analysis of total provisions:	December 31, 2024	December 31, 2023
Current	$35.3	$41.6
Non-current	427.1	432.4
	$462.4	$474.0